As filed with the Securities and Exchange Commission on September 30, 2002
                      Registration No. 333-31127/811-8291


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 6


                                       AND

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7


                             ISI STRATEGY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 446-5600


                                 R. Alan Medaugh
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022
                     (Name and Address of Agent for Service)

                                   Copies to:


                               Edward J. Veilleux

                           EJV Financial Services LLC
                               5 Brook Farm Court


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

[X]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
        on _________________ pursuant to Rule 485, paragraph (b)(1)
        60 days after filing pursuant to Rule 485, paragraph (a)(1)
        on _________________ pursuant to Rule 485, paragraph (a)(1)
        75 days after filing pursuant to Rule 485, paragraph (a)(2)
        on _________________ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: ISI Strategy Fund.

ISI STRATEGY FUND SHARES
535 Madison Avenue, 30th Floor
New York, New York 10022
For information call (800) 955-7175


     This mutual fund (the "Fund") is designed to maximize total return through a combination of long-term growth of capital and current income. The Fund's investments are actively allocated between common stocks of U.S. issuers and U.S. Treasury securities.

     The Fund offers shares through securities dealers and financial institutions that act as shareholder servicing agents. You may also buy the Fund's shares ("Shares") through the Fund's Transfer Agent. (See the section entitled "How to Buy Shares.")



                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Investment Summary .........................................................   1
Fees and Expenses of the Fund ..............................................   2
Investment Program .........................................................   3
The Fund's Net Asset Value .................................................   3
How to Buy Shares ..........................................................   4
How to Redeem Shares .......................................................   4
Telephone Transactions .....................................................   5
Sales Charges ..............................................................   5
Dividends and Taxes ........................................................   6
Investment Advisor and Sub-Advisor..........................................   7
Other Service Providers.....................................................   7
Financial Highlights .......................................................   9

  The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this Prospectus.
           Any representation to the contrary is a criminal offense.


                 The date of this Prospectus is October 1, 2002

INVESTMENT SUMMARY

OBJECTIVE AND STRATEGIES

     The Fund seeks to maximize total return through a combination of long-term growth of capital and current income. The Fund's investments are actively allocated between common stocks of U.S. issuers and U.S. Treasury securities.


     International Strategy & Investment Inc. ("ISI" or the "Advisor"), the Fund's investment advisor, determines the relative weightings of common stocks and Treasury securities in the Fund's portfolio and manages the Treasury portion of the portfolio. Edward S. Hyman and R. Alan Medaugh, Chairman and President respectively of ISI, guides the allocation of the Fund's assets between common stocks and Treasury securities based on ISI's analysis of the pace of the economy and its forecasts for the direction of interest rates and corporate earnings.

     Los Angeles Capital Management and Equity Research, Inc., the Fund's investment sub-advisor ("LA Capital" or the "Sub-Advisor"), selects the Fund's equity investments with a quantitative model that seeks to capture an enhanced return for the broad U.S. equity market as represented by the Wilshire 5000 Index ("Wilshire 5000"). Using this model, LA Capital selects a sampling of the common stocks contained in the Wilshire 5000 in an attempt to match the return of the Index, plus 1-2%, with volatility that from time to time may exceed that of the Index.


RISK PROFILE

     The Fund is suited for you if you are seeking long-term total return through an approach that seeks to moderate risk by balancing investments in common stocks and bonds. The value of an investment in the Fund will vary from day to day based on changes in the prices of the common stocks and bonds in the Fund's portfolio.

     GENERAL STOCK RISK. The value of the Fund's equity investments will change in relation to changes in the Wilshire 5000. The value of the common stocks in the Wilshire 5000 will fluctuate based upon investor perceptions of the economy, the markets, and the companies represented by the Index. The Fund's investments in common stocks can be expected to be more volatile than the Fund's investments in bonds.

     GENERAL BOND RISK. The value of the Fund's Treasury investments will change in response to economic and market factors, especially interest rate changes. In general, a change in interest rates will cause an inverse change in the value of the Treasury investments.

     ASSET ALLOCATION RISK. Whether or not the Fund benefits from its active allocation strategy will depend on the Advisor's success in assessing economic trends and their impact on financial assets. The Advisor's assessment of market and economic conditions may cause it to invest too much or too little in either stocks or bonds which could adversely affect the Fund's performance.

     If you invest in the Fund, you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

     The following bar chart and table show the performance of the Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. The bar chart and table provide an historical record and do not necessarily indicate how the Fund will perform in the future.


                          For years ended December 31,*

[EDGAR Representation of Bar Chart:
1998 - 18.56%
1999 - 10.00%
2000 - -1.68%
2001 - -5.72%]

---------------------
* The bar chart does not reflect sales charges. If it did, returns would be less than those shown. Performance would have been lower if certain of the Fund's fees and expenses had not been waived.

     For the period December 31, 2001 through June 30, 2002, the total return of the Fund was -6.77%.

     During the period shown in the bar chart, the highest return for a quarter was 12.33% (quarter ended 12/31/98) and the lowest return for a quarter was -9.35% (quarter ended 9/30/01).

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED DECEMBER 31, 2001)

                                                          1 YEAR          SINCE INCEPTION(1)
RETURN BEFORE TAXES(2)                                    -9.88%                3.98%
RETURN AFTER TAXES ON DISTRIBUTION(2), (3)               -10.46%                2.63%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF           -6.03%                2.69%
     FUND SHARES(2), (4)

------------------------------------------------------------------------------------------------

WILSHIRE 5000 INDEX(5)                                   -10.97%                4.99%

(1) The Shares' inception date is 9/16/97. The Wilshire 5000 Index is calculated from 9/30/97.
(2) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.
(3) The Return After Taxes on Distributions assumes that the investor held Shares throughout the period and was taxed on distributions during the period.
(4) The Return After Taxes on Distributions and Sale of Fund Shares assumes that the investor sold Shares at the end of the period and was taxed on both the distributions paid during the period and the capital gains realized from the sale of the Shares.
(5) The Wilshire 5000 Index is an unmanaged index that represents the broadest measure of the U.S. equity market. It does not factor in the costs of buying, selling and holding securities - costs which are reflected in the Fund's results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to you if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


FEES AND EXPENSES OF THE FUND

     This table describes the fees and expenses that you may pay if you buy and hold Shares


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)    4.45%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             None
Maximum Deferred Sales Charge (Load)                                                    None
Redemption Fee                                                                          None
Exchange Fee                                                                            None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees                                                                         0.40%
Distribution and/or Service (12b-1) Fees                                                0.25%
Other Expenses                                                                          0.77%
                                                                                        -----
Total Annual Fund Operating Expenses                                                    1.42%
Less Fee Waivers and Reimbursement of Expenses                                         (0.12)%*
                                                                                       -------
Net Expenses                                                                            1.30%
                                                                                        =====
------------------------
* The Advisor has contractually  agreed to limit its fees and reimburse expenses to the extent necessary so that the Fund's Total Annual Fund Operating  Expenses do not exceed 1.30% of the Fund's average daily net assets.  This agreement will continue until at least September 30, 2003 and may be extended.


EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 1 YEAR                  3 YEARS                5 YEARS               10 YEARS
  $572                    $863                  $1,176                 $2,061

     Federal Regulations require that the table above reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled "Sales Charges".) If you hold Shares for a long time, the combination of the initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.


INVESTMENT PROGRAM

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS


     The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through an active asset allocation strategy that involves apportioning the Fund's assets between diversified investments in common stocks and Treasury securities.


     The Fund will invest its assets in a ratio of:


o approximately 80% common stocks to 20% Treasury securities when an aggressive strategy is deemed warranted,
o approximately 60% common stocks to 40% Treasury securities when a neutral strategy is deemed warranted, and
o approximately 40% common stocks to 60% Treasury securities when a conservative strategy is deemed warranted.

     The allocation of the Fund's assets will be reviewed periodically in light of ISI's forecasts and may be changed when ISI determines it appropriate.

     In managing the common stocks in the Fund's portfolio, LA Capital attempts to capture an enhanced return for the broad U.S. equity market as represented by the Wilshire 5000. To accomplish this, LA Capital uses a quantitative model to select a sampling of the stocks contained in the Wilshire 5000. With this model, LA Capital constructs the Fund's equity portfolio so that its market capitalization and industry sector weightings closely resemble those of the Wilshire 5000, but, where the model suggests, LA Capital slightly varies sector weightings in an effort to provide enhanced returns. Therefore, LA Capital seeks performance for the Fund's equity portfolio that approximately resembles that of the Wilshire 5000, plus 1-2%, with volatility that from time to time may exceed that of the Index. The Wilshire 5000 consists of all U.S. common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDAQ over-the-counter market.

     ISI manages the Treasury securities in the Fund's portfolio with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in addition to yield, the potential for capital gains and appreciation resulting from possible changes in interest rates will be a consideration in selecting investments. At certain times the average maturity of the Treasury securities held by the Fund may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example).

     An investment in the Fund involves risk. Common stocks are subject to market risks that may cause their prices to fluctuate over time. The prices of common stocks are sensitive to developments affecting particular companies and to general economic conditions that affect particular industry sectors or the securities markets as a whole. Because the equity investments of the Fund are not actively managed, their value will change in relation to changes in the Wilshire 5000.

     Treasury securities are subject to interest rate risk. Thus, a decrease in interest rates will generally result in an increase in the value of the Shares. Conversely, during periods of rising interest rates, the value of the Shares will generally decline. This is especially true for securities with longer maturities and for STRIPS (securities that do not pay interest currently but which are purchased at a discount and are payable in full at maturity).

     To reduce the Fund's risk under adverse market conditions, the Advisor may make temporary defensive investments in money market instruments and U.S. Government obligations. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if it believed that the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.


THE FUND'S NET ASSET VALUE


     The price you pay when you buy Shares or receive when you redeem Shares is based on the Fund's net asset value per share. When you buy Shares, the price you pay may be increased by a sales charge. See the section entitled "Sales Charges" for details on how and when this charge may or may not be imposed.

     The net asset value per share of the Fund is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. While regular trading ordinarily closes at 4:00 p.m. (Eastern
Time), it could be earlier, particularly on the day before a holiday. Contact the Fund's Transfer Agent to determine whether the Fund will close early before a particular holiday. The net asset value per share is calculated by subtracting the Fund's liabilities from its assets and dividing the result by the Fund's outstanding shares.

     In valuing its assets, the Fund prices its investments at their market value. When price quotes for particular securities are not readily available or when they may be unreliable, the securities are priced at "fair value" using procedures approved by the Fund's Board of Directors.

     You may buy or redeem Shares on any day the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.


     The following sections describe how to buy and redeem Shares.

HOW TO BUY SHARES


     You may buy Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. You may also buy Shares by sending your check (along with a completed Application Form) directly to the Fund.

     The Fund reserves the right to refuse any purchase (including exchange) request, particularly those requests that could adversely affect the Fund or its operations. This includes, but is not limited to, any individual or group who the Fund, in its sole discretion, believes to be involved in excessive trading.


INVESTMENT MINIMUMS


     Your initial investment must be at least $5,000. Subsequent investments must be at least $250. The following are exceptions to these minimums:

o If you are investing in an individual retirement account (IRA) or a qualified retirement plan, your initial investment may be as low as $1,000.

o If you are a participant in the Fund's Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. See the section entitled "Automatic Investing Plan" for details.


INVESTING REGULARLY


     You may make regular investments in the Fund through either of the following methods. If you wish to enroll in either of these programs or if you need any additional information, complete the appropriate section of the Application Form or contact your securities dealer, your servicing agent, or the Transfer Agent.

     AUTOMATIC INVESTING PLAN. You may elect to make a regular monthly or quarterly investment in Shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in Shares at that day's offering price. Either you or the Fund may discontinue your participation upon 30 days' notice.

     DIVIDEND REINVESTMENT PLAN. Unless you elect otherwise, all income and capital gain distributions will be reinvested in additional Shares at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other funds in the ISI family of funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.


HOW TO REDEEM SHARES


     You may redeem all or part of your investment through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem Shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. See the section entitled "Telephone Transactions" for more information on this method of redemption.

     Your securities dealer, your servicing agent or the Transfer Agent may require specific documents before they redeem your Shares, including those listed below:

1) A letter of instructions specifying your account number and the number of Shares or dollar amount you wish to redeem. The letter must be signed by all owners of the Shares exactly as their names appear on the account.

2) In certain circumstances, a guarantee of your signature. You can obtain one from most banks or securities dealers, but not from a notary.

3) Any stock certificates representing the Shares you are redeeming. The certificates must be either properly endorsed or accompanied by a duly executed stock power.

4) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

OTHER REDEMPTION INFORMATION


     Any dividends payable on Shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your Shares by that time, the dividend will be paid to you in cash, whether or not that is the payment option you have selected.

     SMALL ACCOUNTS If you redeem sufficient Shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice.

     REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur when the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

     SYSTEMATIC WITHDRAWAL PLAN If you own Shares having a value of at least $10,000, you may arrange to have some of your Shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.


TELEPHONE TRANSACTIONS


     If your Shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another ISI fund by calling the Transfer Agent on any Business Day between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

     The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that it reasonably believes to be genuine. Your telephone transaction request will be recorded.

     During periods of economic or market volatility, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail. If you hold your Shares in certificate form, you may not exchange or redeem them by telephone.


SALES CHARGES

PURCHASE PRICE


     The price you pay to buy Shares will be the Fund's offering price, which is calculated by adding any applicable sales charges to the net asset value per share. The amount of any sales charge included in your purchase price will be according to the following schedule:

                                       SALES CHARGE AS % OF
                                                   NET AMOUNT
                                     OFFERING        INVESTED
AMOUNT OF PURCHASE                     PRICE
------------------                     -----
Less than    $   50,000                4.45%          4.66%
$   50,000 - $   99,999                3.50%          3.63%
$  100,000 - $  249,999                2.50%          2.56%
$  250,000 - $  499,999                2.00%          2.04%
$  500,000 - $  999,999                1.50%          1.52%
$1,000,000 - $1,999,999                0.75%          0.76%
$2,000,000 - $2,999,999                0.50%          0.50%
$3,000,000 - and over                  None            None

     The sales charge you pay on a purchase of Shares may be reduced under the circumstances listed below. Certain restrictions may apply for Shares purchased through a special offer.

     RIGHTS OF ACCUMULATION. If you are purchasing additional Shares of this Fund or shares of any other mutual fund in the ISI family of funds, you may combine the value of your purchases with the value of your existing investments to determine whether you qualify for a reduced sales charge. (For this purpose your existing investments will be valued at the higher of cost or current value.) You may also combine your purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

     LETTER OF INTENT. If you anticipate making additional purchases of Shares over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent specifying the total value of your anticipated purchases and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to their combined value. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the Shares you own will be redeemed to pay this difference.


     PURCHASES AT NET ASSET VALUE. You may buy Shares without paying a sales charge under the following circumstances:

1) If you are reinvesting some or all of the proceeds of a redemption of Shares made within the last six months, provided that the amount you are reinvesting is at least $5,000.

2) If you are exchanging an investment in another ISI fund for an investment in this Fund (see the section entitled "Purchases and Exchanges" for a description of the conditions).

3) If you are a current or retired Director of this or any affiliated Fund, or an employee or a member of the immediate family of an employee of any of the following or their respective affiliates: the Fund's administrator, the Advisors or a broker-dealer authorized to sell Shares of the Fund.

4) If you purchase Shares in a fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner or securities dealer purchasing Shares on your behalf. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your securities dealer or servicing agent if you buy Shares in this manner.

5) If you pay for your purchase with the proceeds from a redemption of shares of any other mutual fund on which you have paid a sales charge, or from a sale of shares of any closed-end fund. In order to qualify for this provision, you must purchase your shares by September 30, 2003 and provide documentation of your redemption or sale.


PURCHASES BY EXCHANGE


     You may exchange shares of any other fund in the ISI family of funds with the same sales charge structure for an equal dollar amount of Shares without payment of the sales charges described above or any other charge. In addition, you may exchange shares of any fund in the ISI family of funds with a lower sales charge structure or that were purchased through a special offer, for an equal dollar amount of Shares if you have owned the shares you are redeeming for at least 24 months. If you have owned them for less than 24 months, you will be charged the difference in sales charges. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within six months of the redemption provided the amount of the purchase order is at least $5,000. The Fund may modify or terminate these offers of exchange upon 60 days' notice.

     You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your Shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or by telephone.


REDEMPTION PRICE


     The price you receive when you redeem Shares will be the net asset value per share.


DISTRIBUTION PLAN


     The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its Shares and for shareholder service. The Fund pays an annual distribution fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


DIVIDENDS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


     The Fund's policy is to distribute to shareholders substantially all of its net investment income in the form of quarterly dividends and to distribute net capital gains, at least annually.


CERTAIN FEDERAL INCOME TAX CONSEQUENCES

     The following summary is based on current tax laws, which may change.


     The Fund will distribute substantially all of its net investment income and net realized capital gains at least annually. The dividends and distributions you receive are subject to federal, state and local taxation, depending upon your tax situation, whether or not you reinvest them. Income and short-term capital gain distributions are generally taxable at ordinary income tax rates. Long-term capital gain distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have owned your shares. Each sale, exchange or redemption of the Fund's shares is generally a taxable event. For tax purposes, an exchange of Fund Shares for shares of a different ISI fund is the same as a sale.

     More information about taxes is in the Statement of Additional Information. Please contact your tax advisor regarding your specific questions about federal, state and local income taxes.


INVESTMENT ADVISOR AND SUB-ADVISOR


     ISI is the Fund's investment advisor. As of August 31, 2002, the Advisor had approximately $1.3 billion under management. The Advisor also acts as investment advisor to Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc., open-end investment companies with approximately $608.9 million in net assets as of August 31, 2002. LA Capital is the Fund's investment sub-advisor. LA Capital began operations in March 29, 2002 after spinning-off from Wilshire Associates, Inc. ("Wilshire"), the Fund's former sub-advisor. LA Capital is a registered investment advisor with approximately $2.2 billion of assets under management as of August 31, 2002.

     The Advisor has contractually agreed to reduce its annual fee and reimburse expenses if necessary, so that the Fund's total annual operating expenses do not exceed 1.30% of average daily net assets. This agreement will continue until at least September 30, 2003 and may be extended.

     As compensation for its services for the fiscal year ended May 31, 2002, ISI received from the Fund a fee equal to 0.17% (net of fee waivers) of the Fund's average daily net assets. ISI compensates LA Capital out of its advisory fee or from its own resources.


PORTFOLIO MANAGERS


     The Fund's portfolio managers are Edward S. Hyman and R. Alan Medaugh of ISI, and Thomas D. Stevens and David R. Borger of LA Capital.

     Mr. Hyman, Chairman of the Fund since its inception and Chairman of ISI since 1991, is responsible for developing the forecasts and economic analysis on which the allocation strategy and the selection of investments in the Fund's portfolio of U.S. Treasury securities are based (see the section entitled "Investment Program"). Before joining ISI in 1991, Mr. Hyman was a vice chairman and member of the Board of C.J. Lawrence Inc. and prior to that, an economic consultant at Data Resources. He writes a variety of international and domestic economic research reports that follow trends that may determine the direction of interest rates. These international and domestic reports are sent to ISI's private institutional clients in the United States and overseas. The periodical "Institutional Investor," which rates analysts and economists on an annual basis, has rated Mr. Hyman as its "first team" economist, which is its highest rating, in each of the last 22 years.

     Mr. Medaugh, President of the Fund since its inception and President of ISI since 1991, is responsible for executing the allocation strategy as well as the day-to-day management of the Fund's portfolio of U.S. Treasury securities. Prior to joining ISI, Mr. Medaugh was Managing Director of C.J. Lawrence Fixed Income Management and prior to that, Senior Vice President and bond portfolio manager at Fiduciary Trust International. While at Fiduciary Trust International, Mr. Medaugh led its Fixed-Income Department, which managed $5 billion of international fixed-income portfolios for institutional clients. Mr. Medaugh also had prior experience as a bond portfolio manager at both Putnam Management Company and Fidelity Management and Research.

     Mr. Stevens and Mr. Borger have shared responsibility for managing the Fund's portfolio of common stocks since the Fund's inception.

     Mr. Stevens, a Vice President of the Fund, is Chief Executive Officer and President of LA Capital. Prior to joining LA Capital, Mr. Stevens was Senior Vice President and Principal of Wilshire, and Chief Investment Officer of Wilshire Asset Management ("WAM"). Mr. Stevens joined Wilshire and WAM in 1980. Prior to joining Wilshire, Mr. Stevens was a portfolio manager and analyst at the National Bank of Detroit.

    Mr. Borger is the Director of Research at LA Capital. Prior to joining LA Capital, Mr. Borger was Vice President and Principal of Wilshire and Director of Research at WAM. Before joining LA Capital, he was Vice President and Chief of Quantitative Investment Methods at the National Bank of Detroit, where he managed an equity index fund.

OTHER SERVICE PROVIDERS

     Forum Financial Group, LLC and its affiliates provide various services to the Fund. As of June 30, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $115 billion.

     Forum Administrative Services, LLC ("Forum") provides administration services to the Fund. Forum supervises day-to-day operations of the Fund, including preparation of registration statements, proxy materials, shareholder reports, compliance with all requirements of securities laws in the states in which the Shares are distributed and oversight of the relationship between the Fund and other service providers. Forum is also the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. Forum Accounting Services, LLC is the Fund's fund accountant, and Forum Shareholder Services, LLC is the Fund's transfer agent.

FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended May 31, 2002, has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, is included in the May 31, 2002 Annual Report, which is available upon request. For the other periods, the Fund's financial statements were audited by other auditors.

                                                                                                                FOR THE PERIOD
                                                                       FOR THE YEARS ENDED                   SEPTEMBER 16, 19971
                                                                             MAY 31,                           THROUGH MAY 31,
                                                           2002         2001         2000         1999               1998
                                                           ----         ----         ----         ----               ----
PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period                 $ 10.89      $ 12.15      $ 11.91      $ 11.00           $ 10.00
                                                          -------      -------      -------      -------           -------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                 0.12         0.25         0.26         0.21               0.13
     Net realized and unrealized gain (loss)
     on investments                                       (0.66)       (0.62)        0.46         1.10               0.96
                                                          ------       ------        ----         ----               ----
     Total from investment operations                     (0.54)       (0.37)        0.72         1.31               1.09
                                                          ------       ------        ----         ----               ----
LESS DISTRIBUTIONS:
     Net investment income                                (0.12)       (0.27)       (0.24)       (0.21)             (0.09)
     Capital gains                                          --         (0.62)       (0.24)       (0.19)              --
                                                            --         ------       ------       ------              --
     Total distributions                                  (0.12)       (0.89)       (0.48)       (0.40)             (0.09)
                                                          ------       ------       ------       ------             ------
     Net asset value, end of period                       $ 10.23      $ 10.89      $ 12.15      $ 11.91           $ 11.00
                                                          =======      =======      =======      =======           =======
TOTAL RETURN2                                             (4.93)%      (3.32)%       6.09%       12.15%             10.94%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s)                        $24,398      $27,051      $36,544      $35,734           $18,220
  Ratios to average daily net assets:
     Net investment income                                 1.14%        2.09%        2.10%        1.81%             2.03%3
     Expenses after waivers and/or reimbursements          1.19%        1.00%        1.00%        1.00%             1.00%3
     Expenses before waivers and/or reimbursements         1.42%        1.38%        1.31%        1.68%             2.25%3
     Portfolio turnover rate                                72%          57%          59%          32%               20%


------------------------
(1) Commencement of operations.
(2) Total Return figures exclude the impact of sales charges.
(3) Annualized.

                            ISI STRATEGY FUND SHARES


                               INVESTMENT ADVISOR

                    INTERNATIONAL STRATEGY & INVESTMENT INC.
                         535 Madison Avenue, 30th Floor

                               New York, NY 10022


                                   SUB-ADVISOR

            LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC.
                       1150 Santa Monica Blvd., Suite 200
                              Los Angeles, CA 90025

              ADMINISTRATOR                           DISTRIBUTOR
          FORUM ADMINISTRATIVE                  INTERNATIONAL STRATEGY &
              SERVICES, LLC                      INVESTMENT GROUP INC.
           Two Portland Square               535 Madison Avenue, 30th Floor
           Portland, ME 04101                      New York, NY 10022
                                                     1-800-955-7175

             TRANSFER AGENT                       INDEPENDENT AUDITORS
     FORUM SHAREHOLDER SERVICES, LLC               ERNST & YOUNG, LLP
           Two Portland Square                    Two Commerce Square
           Portland, ME 04101                    Philadelphia, PA 19103
             1-800-882-8585

                CUSTODIAN                             FUND COUNSEL
       THE NORTHERN TRUST COMPANY               KRAMER LEVIN NAFTALIS &
         50 South LaSalle Street                      FRANKEL LLP
            Chicago, IL 60675                       919 Third Avenue

                                                   New York, NY 10022

                                       ISI
                                  STRATEGY FUND
                                     SHARES


     You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling (800) 955-7175:

o A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.


o The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


     In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

     For other shareholder inquiries, contact the Transfer Agent at (800) 882-8585. For Fund information, call (800) 955-7175, or your securities dealer or servicing agent.



                    Investment Company Act File No. 811-8291

                       STATEMENT OF ADDITIONAL INFORMATION
                      ------------------------------------


                             ISI STRATEGY FUND, INC.

                         535 Madison Avenue, 30th Floor

                            New York, New York 10022

                       ----------------------------------



   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS. THE AUDITED FINANCIAL STATEMENTS
   FOR THE FUND ARE INCLUDED IN THE FUND'S ANNUAL REPORT WHICH HAS BEEN FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF THE PROSPECTUS AND THE ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER OR BY WRITING OR CALLING INTERNATIONAL STRATEGY & INVESTMENT GROUP INC., 535 MADISON
         AVENUE, 30TH FLOOR, NEW YORK, NEW YORK 10022, (800) 955-7175.







           Statement of Additional Information Dated: October 1, 2002
  Relating to the Prospectus dated October 1, 2002 of ISI Strategy Fund Shares

                                TABLE OF CONTENTS

                                                                            PAGE



GENERAL INFORMATION AND HISTORY................................................1

INVESTMENT OBJECTIVE AND POLICIES..............................................1

VALUATION OF SHARES AND REDEMPTIONS............................................6

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS...........................6

MANAGEMENT OF THE FUND.........................................................9

DIRECTORS AND OFFICERS.........................................................9

INVESTMENT ADVISORY AND OTHER SERVICES........................................16

ADMINISTRATION................................................................17

DISTRIBUTION OF FUND SHARES...................................................18

BROKERAGE.....................................................................19

CAPITAL SHARES................................................................21

SEMI-ANNUAL REPORTS AND ANNUAL REPORTS........................................21

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES.............................21

INDEPENDENT AUDITORS..........................................................23

LEGAL MATTERS.................................................................23

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................23

PERFORMANCE COMPUTATIONS......................................................23

FINANCIAL STATEMENTS..........................................................27

GENERAL INFORMATION AND HISTORY

     ISI Strategy Fund, Inc. (the "Fund") is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with information concerning the activities of the company being considered for investment. The Fund has one class of shares: ISI Strategy Fund Shares (the "ISI Shares"). The ISI Shares Prospectus contains important information concerning ISI Shares offered by the Fund, and may be obtained without charge from the Fund's distributor (the "Distributor") or from Participating Dealers that offer Shares of the Fund to prospective investors. Prospectuses may also be obtained from Shareholder Servicing Agents. As used herein, the "Fund" refers to ISI Strategy Fund, Inc. and specific references to any class of the Fund's Shares will be made using the name of such class. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectus. To avoid unnecessary repetition, references are made to related sections of the Prospectus. In addition, the Prospectus and this Statement of Additional Information omit certain information for the Fund and its business that is contained in the Registration Statement about the Fund and its Shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

     The Fund was incorporated under the laws of the State of Maryland on June 12, 1997. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its Shares under the Securities Act of 1933, as amended (the "Securities Act"), and began operations on September 16, 1997.

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

     The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through an active asset allocation strategy that involves apportioning the Fund's assets between diversified investments in common stocks of U.S. issuers and U.S. Treasury Securities. The Fund may make other investments including securities index futures contracts and Standard & Poor's Depositary Receipts ("SPDRs").

     The allocation of the Fund's assets will be reviewed periodically in light of ISI's forecasts and may be changed when ISI determines it appropriate. The Fund's assets will be rebalanced on a quarterly basis if at that time the market value of the equity portion of the portfolio is below 40% or above 80% of the Fund's total assets.


     Los Angeles Capital Management and Equity Research, Inc. ("LA Capital" or the "Sub-Advisor") will manage the equity portion of the Fund's Portfolio. LA Capital focuses on building and maintaining portfolios based on the Wilshire 5000 Index ("Wilshire 5000" or "Index") and other custom-structured U.S. equity applications, and , as of August 31, 2002, had $2.2 billion under management in twenty-two equity portfolios. In managing the common stocks of U.S. issuers in the Fund's portfolio, LA Capital will attempt to capture the return of the broad U.S. equity market. Ultimately, LA Capital seeks to have the performance of the Fund's equity portfolio approximately resemble that of the Wilshire 5000, plus 1-2%, with volatility that from time to time may exceed that of the Wilshire 5000. The Wilshire 5000 consists of all U.S. common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDAQ over-the-counter market. Approximately 7,300 stocks, including large-, medium- and small-capitalization stocks are included in the Index. In constructing the Fund's portfolio, LA Capital will utilize stock selection techniques which are intended to capture incremental return over and above the Wilshire 5000. The investment process involves over-weighting stocks which are viewed to have positive performance attributes and under-weighting stocks for which LA Capital has a negative performance outlook. Deviations from a Wilshire 5000 characteristic profile are closely monitored and controlled as part of the management process. LA Capital may use securities index futures contracts and SPDRs to gain market exposure without purchasing individual stocks. For example, the Fund may invest in security index futures contracts on the Standard & Poor's 500 Index ("S&P 500") and the Russell 2000 Index as well as S&P 500 SPDRs and S&P MidCap 400 Index SPDRs for market exposure.

     International Strategy and Investment, Inc. ("ISI" or the "Advisor") will manage the U.S. Treasury Securities in the Fund's portfolio with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in addition to yield, the potential for capital gains and appreciation resulting from possible changes in interest rates will be a consideration in selecting investments. ISI will be free to take advantage of the entire range of maturities offered by U.S. Treasury Securities and may adjust the average maturity of such securities held in the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Thus, at certain times the average maturity of the U.S. Treasury Securities held by the Fund may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example). In determining which direction interest rates are likely to move, the Advisor relies on the economic analysis made by Mr. Edward
S. Hyman, Chairman of the Fund and the Advisor. There can be no assurance that such economic analysis will accurately predict interest rate trends or that portfolio strategies based on the economic analysis of Mr. Hyman will be effective.


     The Fund's investment objective and its general investment policies are described in the Prospectus. Additional investment restrictions are set forth below. This Statement of Additional Information also describes other investment practices in which the Fund may engage.

     Except as specifically identified in the section entitled "Investment Restrictions" in this Statement of Additional Information, the investment policies described in these documents are not fundamental, and the Directors may change such policies without an affirmative vote of a majority of the Fund's outstanding Shares (as defined in the section entitled "Capital Shares"). The Fund's investment objective is fundamental, however, and may not be changed without such a vote.

COMMON STOCKS

     The Fund will invest in common stocks of U.S. issuers, which are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of the common stocks held by the Fund will cause the value of the Shares to fluctuate.

U.S. TREASURY SECURITIES

     The Fund will invest in U.S. Treasury Securities which are considered among the safest of fixed-income investments. Because of this added safety, the yields available from U.S. Treasury Securities are generally lower than the yields available from corporate debt securities. As with other debt securities, the value of U.S. Treasury Securities changes as interest rates fluctuate. This is especially true for securities with longer maturities and for STRIPS (securities that do not pay interest currently but which are purchased at a discount and are payable in full at maturity). Changes in the value of portfolio securities will not affect interest income from those securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of the Shares. Conversely, during periods of rising interest rates, the value of the Shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the average maturity of the U.S. Treasury Securities held by the Fund is longer.

STANDARD & POOR'S DEPOSITARY RECEIPTS

     The Fund may invest in SPDRs which are shares of common stock in a unit investment trust ("UIT") traded on the American Stock Exchange. SPDRs represent a proportionate undivided interest in a basket of securities owned by the UIT, which consists of substantially all of the common stocks, in substantially the same weighting, as the component stocks of a specified S&P index. The performance of a SPDR is intended to track the performance of the component stocks of the relevant S&P index. The composition and weighting of the securities owned by the UIT will be adjusted from time to time to conform to periodic changes in the volatility and relative weightings of such S&P index. The Fund's investment in SPDRs will be subject to limitations on investment in other investment companies (see the section entitled "Investment Restrictions"). An investment in SPDRs is subject to the same risk of fluctuation in value as the basket of common stocks underlying the SPDR. In particular, the price at which the underlying SPDR securities may be sold and the value of the SPDR may be adversely affected if the secondary trading markets for the SPDRs are limited or absent. Additionally, the basket of common stocks underlying the

SPDR may not exactly replicate the performance of the specified index because of transaction costs and other expenses. The basket of common stocks underlying the SPDR may also be unable to fully replicate the performance of the specified S&P index due to the temporary unavailability of certain underlying securities or due to other extraordinary circumstances.

REPURCHASE AGREEMENTS

     The Fund may agree to purchase securities issued by the United States Treasury ("U.S. Treasury Securities") from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Such repurchase agreements will be fully collateralized. The collateral for these repurchase agreements will be held by the Fund's custodian or by a duly appointed sub-custodian. The Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's investment Advisor. The list of approved banks and broker-dealers will be monitored regularly by the Advisor and the Fund's sub-advisor (the "Sub-Advisor") (collectively, the "Advisors"). The seller under a repurchase agreement may be required to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund may be delayed or limited in its ability to sell the collateral.

WHEN-ISSUED SECURITIES

     The Fund may make purchases of U.S. Treasury Securities, at the current market value of the securities, on a when-issued basis. When such transactions are negotiated, the yield to maturity is fixed. The coupon interest rate on such U.S. Treasury Securities is fixed at the time of the U.S. Treasury auction date therefore determining the price to be paid by the Fund, but delivery and payment will take place after the date of the commitment. A segregated account of the Fund, consisting of cash, cash equivalents or U.S. Treasury Securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. Additional cash or U.S. Treasury Securities will be added to the account when necessary. While the Fund will purchase securities on a when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable to limit the effects of adverse market action. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the Fund during this period. At the time the Fund makes the commitment to purchase or sell securities on a when-issued basis, it will record the transaction and thereafter reflect the value of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will ordinarily invest no more than 40% of its net assets at any time in securities purchased on a when-issued basis.

FUTURES CONTRACTS

     The Fund may engage in securities index futures contracts in order to obtain exposure to certain market segments, facilitate allocation of investments among asset classes and for the purposes of hedging the portfolio's investments. A securities index futures contract obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the trade is made. No physical delivery of the underlying stocks in the index is made. Securities index futures contracts ("Futures Contracts") will be entered on domestic exchanges and boards of trade, subject to applicable Commodity and Futures Trading Commission ("CFTC") Rules. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

     Each such Futures Contract provides for a cash payment, equal to the amount, if any, by which the value of the index at maturity is above or below the value of the index at the time the contract was entered into, times a fixed index "multiplier." The index underlying such a Futures Contract is generally a broad based index of securities designed to reflect movements in the relevant market as a whole. The index assigns weighted values to the securities included in the index, and its composition is changed periodically. Futures Contracts have been designed by exchanges which have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant ("FCM") (i.e. futures broker), which is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     In connection with transactions in Futures Contracts, the Fund will be required to deposit as "initial margin" a specified amount of cash or short-term U.S. Government securities. The initial margin required for a Futures Contract is set by the exchange on which the contract is traded with review and oversight by the CFTC. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the Futures Contract. The Fund will not enter into Futures Contracts, if immediately thereafter, the sum of the amounts of initial margin deposits on the Fund's open futures contracts entered into for other than "bona fide hedging" would exceed 5% of the value of the Fund's total assets.

     Although Futures Contracts call for the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date by buying or selling, as the case may be, on a commodities exchange, an identical Futures Contract calling for settlement in the same month, subject to the availability of a liquid secondary market. The Fund incurs brokerage fees when it purchases and sells Futures Contracts. The purpose of the acquisition or sale of a Futures Contract, in the case of a portfolio such as that of the Fund which holds or intends to acquire common stocks, is to attempt to protect the Fund from market fluctuations, obtain exposure to a particular market or market segment without actually buying or selling securities, and/or facilitate the allocation of investments among asset classes. For example, if the Fund owns stocks replicating the Wilshire 5000, the Fund might sell index Futures Contracts based on such index as a hedge against market decline. The use of Futures Contracts as an investment technique allows the Fund to maintain a hedging position without having to sell its portfolio securities.

     To the extent the Fund enters into Futures Contracts for these purposes, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such Futures Contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the fluctuating market value of such Futures Contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such Futures Contracts.

     Participation in the futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. Gains and losses on Futures Contracts depend on the Advisor's ability to predict correctly the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a market decline and instead the market rises, the Fund will lose part or all of the benefit of the increased value of its securities portfolio which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may also have to sell securities at a time when it may be disadvantageous to do so.

     Other risks associated with the use of Futures Contracts are (i) imperfect correlation between the price of Futures Contracts and movements in the prices of the securities underlying the index or of the securities being hedged in the case of bona fide hedging strategies; (ii) the fact that skills needed to use these investment strategies are different from those needed to select portfolio securities; (iii) the possible absence of a liquid secondary market for any particular instrument at any particular time; and (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences. The risk that the Fund will be unable to close out a futures position will be minimized by only entering into futures contracts for which there appears to be a liquid exchange or secondary market. In addition, the possible risk of loss of trading futures contracts in certain strategies can be substantial, due to both the low margin deposits required and the high degree of leverage involved in futures pricing.

     Various additional risks exist with respect to the trading of futures. Transactions in these instruments are also subject to the risk of brokerage firm or clearing house insolvencies. The liquidity of a secondary market in a Futures Contract may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limit. In addition, the exchanges on which futures are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out Futures Contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general market trends by the Advisor may still not result in a successful transaction.

OTHER INVESTMENTS

     For temporary defensive purposes, the Fund may invest up to 100% of its assets in high quality, short-term money market instruments, and in notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government.

INVESTMENT RESTRICTIONS

     The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectus, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities. Accordingly, the Fund will not:

1. Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government, its agencies and instrumentalities are not considered an industry);

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except the U.S. Government, its agencies and instrumentalities;

3. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities for investment;

4.   Invest in real estate or mortgages on real estate;

5. Purchase or sell commodities or commodities contracts (except that the Fund may purchase or sell futures contracts based on underlying securities indexes);

6. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

7.   Issue senior securities;

8. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objective and policies;


The following investment restrictions may be changed by a vote of the majority of the Board of Directors. The Fund will not:

1. Invest in shares of any other investment company registered under the Investment Company Act, except as permitted by federal law.

2.   Invest more than 15% of the value of its net assets in illiquid securities.


VALUATION OF SHARES AND REDEMPTIONS

VALUATION

         The net asset value per Share is determined daily as of the close of the New York Stock Exchange each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEMPTIONS

         The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

         Under normal circumstances, the Fund will redeem Shares in cash as described in the Prospectus. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders of the Fund to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Valuation" and such valuation will be made as of the same time the redemption price is determined. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.


FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

         The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as, administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

         The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

         In order to qualify as a RIC, the Fund must distribute at least 90% of its net investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders (the "Distribution Requirement") and also must meet several additional requirements. Included among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

         The Fund may make investments in securities that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment company taxable income the Fund must distribute to satisfy the Distribution Requirement. In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

         Although the Fund intends to distribute substantially all of its net investment company taxable income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

         If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

         Distributions of investment company taxable income will be taxable to you as ordinary income, regardless of whether such distributions are paid to you in cash or you reinvest them in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

         The Fund may either retain or distribute to you its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to you (if you are an individual) at the long-term capital gains rate, regardless of the length of time you have held the Shares. If any such gains are retained, the Fund will pay federal income tax thereon. If the Fund elects to retain any such gains and you are a shareholder of record on the last day of the taxable year, the Fund may elect to have you treated as if you received a distribution of your pro rata share of such gain, with the result that you will
(1) be required to report your pro rata share of such gain on your tax return as long-term capital gain, (2) receive a refundable tax credit for your pro rata share of tax paid by the Fund on the gain, and (3) increase the tax basis for your shares by an amount equal to the deemed distribution less the tax credit.

         If the net asset value at the time you purchase shares of the Fund reflects undistributed investment company taxable income, recognized capital gain or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to you in the manner described above, although such distributions economically constitute a return of capital to you.

         If you are a corporate shareholder, distributions (other than capital gain distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by a

Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

         Ordinarily, you should include all dividends as income in the year of payment. However, dividends declared payable to you in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Fund in the year in which the dividends were declared.

         The Fund will provide a statement annually to you as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE, EXCHANGE OR REDEMPTION OF FUND SHARES


         The sale, exchange or redemption of a Share is a taxable event to you. Generally, gain or loss on the sale, exchange or redemption of a Share will be a capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at the long-term capital gains rate and short-term capital gains are currently taxed at ordinary income tax rates. However, if you realize a loss on the sale, exchange or redemption of a Share held for six months or less and have previously received a capital gain distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining your long-term capital gains), you must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gain distribution (or any undistributed net capital gains of the Fund that have been included in determining your long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent you repurchase (or enter into a contract or option to repurchase) Shares within the period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.


         In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, a portion of any distributions paid to you if you
(1) have failed to provide a correct taxpayer identification number, (2) are subject to backup withholding by the Internal Revenue Service, or (3) have failed to certify to the Fund that you are not subject to backup withholding.

FEDERAL EXCISE TAX

         If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the calendar year, 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year, and 100% of any undistributed amount from the prior calendar year, the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

         Rules of the state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in the Fund.

MANAGEMENT OF THE FUND

         The overall business affairs of the Fund are the responsibility of the Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the
Fund's agreements with its investment advisor, sub-advisor, distributor, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, the Advisors, the Distributor and the Fund's administrator. A majority of the directors of the Fund have no affiliation with the Advisors, the Distributor or the Fund's administrator.

DIRECTORS AND OFFICERS


         The Directors provide broad supervision over the affairs of the Fund under the applicable laws of the State of Maryland. The officers of the Fund are responsible for the Fund's operations. The names of the Directors and officers of the Fund, their position with the Fund and length of time served, address, date of birth, and principal occupations during the past five years are set forth below. For each Director, information concerning the number of portfolios overseen by the Director and other directorships/trusteeships held by the Director has also been included. Unless otherwise indicated, the address of each Director and executive officer is 535 Madison Avenue, 30th Floor, New York, New York 10022.


NAME, DATE OF     POSITION            LENGTH   PRINCIPAL OCCUPATION(S)               NUMBER OF   OTHER DIRECTORSHIPS/
BIRTH AND         WITH THE FUND       OF       During the Past Five Years            FUNDS IN    TRUSTEESHIPS HELD BY
ADDRESS                               TIME                                           FUND        DIRECTOR
                                      SERVED                                         COMPLEX
                                                                                     OVERSEEN
                                                                                     BY
                                                                                     DIRECTOR
DIRECTORS

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Edward S. Hyman*  Director            since   Chairman, International Strategy &         4     none
4/8/45                                1990    Investment Inc. (registered
                                              investment advisor) (April 1991 to
                                              present); Chairman and President,
                                              International Strategy and Investment
                                              Group Inc. (registered investment
                                              advisor and broker-dealer) (1991 to
                                              present).

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Joseph R.         Director; Member,   since   Private Equity Investor (1997 to           4     Director, Soundview
Hardiman          Audit and           1998    present). Formerly, Director, Circon             Technology Group, Inc.
5/27/37           Compliance                  Corp. (medical instruments),                     (investment banking) (July
                  Committee 1,                (November 1998-January 1999);                    1998 to present), Corvis
                  Nominating                  President and Chief Executive                    Corporation, (optical
                  Committee 2, and            Officer, The National Association of             networks) (July 2000 to
                  Compensation                Securities Dealers, Inc. and The                 present), The Nevis Fund
                  Committee 3                 NASDAQ Stock Market, Inc.,                       (registered investment
                                              (1987-1997); Director, Flag Investors            company) (July 1999 to
                                              Emerging Growth Fund, Inc. (now known            present), Brown Investment
                                              as Emerging Growth Fund, Inc.) and               Advisory & Trust Company
                                              Flag Investors Short-Intermediate                (February 2001 to present),
                                              Income Fund, Inc. (now known as                  and certain funds in the
                                              Short-Intermediate Income Fund, Inc.)            Deutsche Asset Management
                                              (registered investment companies),               Family of Funds (registered
                                              (resigned 2000); Chief Operating                 investment companies) (March
                                              Officer of Alex. Brown & Sons                    1998 to present).
                                              Incorporated (Deutsche Banc Alex.
                                              Brown Inc.), (1985-1987); General
                                              Partner, Alex. Brown & Sons
                                              Incorporated (Deutsche Banc Alex.
                                              Brown Inc.), (1976-1985)

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------



------------------------
1    The Audit and  Compliance  Committee  assists the Board in  fulfilling  its
     responsibility   for   oversight  of  the  quality  and  integrity  of  the
     accounting, auditing and financial reporting practices of the Fund.

2 The Nominating Committee, which meets when necessary, is charged with the duty of nominating all Disinterested Directors and committee members, and presenting those nominations to the Board. The Nominating Committee will not consider nominees recommended by security holders.

3 The Compensation Committee assists the Board in monitoring the compensation of the Directors.



                                       10


----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

W. Murray         Director; Member,   since   President, WMJ Consulting, LLC (real       4     none
Jacques           Audit and           2002    estate investment management company)
03/28/36          Compliance                  (1999 to present),   Chairman, Saint
                  Committee,                  David's School (2002 to present).
                  Nominating                  Formerly, Chairman and Chief
                  Committee, and              Executive Officer, VIB Management,
                  Compensation                Inc. (asset management company) (1994
                  Committee                   to 1999),  VIB N.V. (1994 to 1995)
                                              (real estate investment  company),
                                              Trustee, Fifth Avenue Presbyterian
                                              Church  (1991 to 1995);  Jacques &
                                              Kurdziel,    Inc.   (real   estate
                                              investment   management   company)
                                              (1983 to  1994);  Vice  President,
                                              Morgan   Guaranty   Trust  Company
                                              (real estate  investment  company)
                                              (1978 to 1983).

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Louis E. Levy     Director; Chairman, since   Director, Household International          4     Director, certain funds in
11/16/32          Audit and           1994    (banking and finance) (1992 to                   the Deutsche Asset Management
                  Compliance                  present). Formerly, Chairman of the              Family of Funds (registered
                  Committee member,           Quality Control Inquiry Committee,               investment companies) (1993
                  Nominating                  American Institute of Certified                  to present).
                  Committee, and              Public Accountants, (1992-1998);
                  Compensation                Director, Kimberly-Clark Corporation,
                  Committee                   (personal consumer products),
                                              (retired 2000); and Partner, KPMG
                                              Peat Marwick, (retired 1990)

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Carl W. Vogt*          Director       since   Of Counsel, Fulbright & Jaworski,          4     Director, certain funds in
4/20/36                                1998   L.L.P. (law); Director, Yellow                   the Deutsche Asset Management
                                              Corporation (trucking) (1996 to                  Family of Funds (registered
                                              present), American Science &                     investment companies) (2000
                                              Engineering (x-ray detection                     to present).
                                              equipment) (1997 to present).
                                              Formerly, Chairman and Member,
                                              National Transportation Safety
                                              Board (1992-1994); Director,
                                              National Railroad Passenger
                                              Corporation (Amtrak)  (1991-1992);
                                              Member,  Aviation  System Capacity
                                              Advisory Committee  (Federal
                                              Aviation Administration);
                                              President  (interim)  of  Williams
                                              College (1999-2000) and President,
                                              certain   funds  in  the  Deutsche
                                              Asset  Management  Family of Funds
                                              (formerly,  Flag Investors  Family
                                              of Funds)  (registered  investment
                                              companies) (1999-2000)

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

    OFFICERS

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

R. Alan Medaugh   President           since   President, International Strategy &       N/A                 N/A
8/20/43                                1991   Investment Inc. (registered
                                              investment advisor) (1991 to
                                              present).  Formerly, Director,
                                              International Strategy & Investment
                                              Group, Inc. 1991-1999.

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------


                                       11


----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Nancy Lazar,        Vice President    since   Executive Vice President and              N/A                 N/A
(8/1/57)                               1991   Secretary, International Strategy &
                                              Investment Inc. (registered
                                              investment advisor)(1991 to present).

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Carrie L. Butler    Vice President    since   Managing Director, International          N/A                 N/A
5/1/67                                 1991   Strategy & Investment Inc.
                                              (registered investment advisor) (2000
                                              to present).  Formerly, Assistant
                                              Vice President, International
                                              Strategy & Investment Inc.
                                              (registered investment advisor) (1991
                                              to 2000).

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Edward J.           Vice President    since   President, EJV Financial Services,        N/A                 N/A
Veilleux                               1991   LLC  (investment company consulting)
5 Brook Farm                                  (June 2002 to present).  Formerly,
Court                                         Director, Deutsche Asset Management
Hunt Valley,                                  (formerly BT Alex. Brown Inc.)
MD  21030                                     (October 1965 to June 2002);
8/26/43                                       Executive Vice President, Investment
                                              Company Capital Corp. (April 1996 to
                                              present).

                                              Trustee,  Devcap Trust (registered
                                              investment   company)   (2000   to
                                              present).

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Steven V.           Vice President    Since   Executive Managing Director and Chief     N/A                 N/A
Killorin                               2002   Financial Officer, International
6/27/53                                       Strategy & Investment Inc.
                                              (registered investment advisor)
                                              (December 2000 to present).
                                              Formerly, Controller, Sanford C.
                                              Bernstein & Co., Inc. (registered
                                              investment advisor) (November 1999 to
                                              December 2000) and Managing Director,
                                              Deutsche Bank (May 1994 to November
                                              1999).
----------------- ------------------- ------- --------------------------------------- -------- -------------------------------
Thomas D.         Vice President      since   Chief Executive Officer and President,    N/A                 N/A
Stevens                               1997    Los Angles Capital Management and
1150 Santa                                    Equity Research, Inc. (registered
Monica Blvd.                                  investment advisor) (March 1999 to
Suite 200,                                    present). Formely, Senior Vice
Los Angles,                                   President and Principal, Wilshire
CA 90025                                      Associates Inc. (registered investment
5/27/49                                       advisor) (1980-1999); Chief Investment
                                              Officer, Wilshire Asset Management
                                              (registered investment advisor) (1980
                                              to 1999).


----------------- ------------------- ------- --------------------------------------- -------- -------------------------------
Margaret M.         Assistant Vice    since   Associate Managing Director,              N/A                 N/A
Beeler                President        1996   International Strategy & Investment
3/1/67                                        Inc. (registered investment advisor)
                                              (2000 to present).  Formerly,
                                              Assistant Vice President,
                                              International Strategy & Investment
                                              Inc. (registered investment advisor)
                                              (1996 to 2000); Marketing
                                              Representative, U.S. Healthcare,
                                              Inc., 1995-1996; Sales Manager, Donna
                                              Maione, Inc., 1994-1995 and Deborah
                                              Wiley California, 1989-1994.

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------


                                       12


----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Keith C. Reilly     Assistant Vice    since   Managing Director, International          N/A                 N/A
6/2/66                President        1996   Strategy & Investment Inc.
                                              (registered investment advisor) (2000
                                              to present).  Formerly, Assistant
                                              Vice President, International
                                              Strategy & Investment Inc.
                                              (registered investment advisor) (1996
                                              to 2000); Select Private Banking
                                              Officer, Assistant Manager, Chemical
                                              Bank, 1995-1996; Financial
                                              Consultant, Dreyfus Corporation,
                                              1989-1995.

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Stacey E. Hong        Treasurer       since   Director, Forum Accounting Services,      N/A                 N/A
5/10/66                                2002   LLC (April 1992 to Present.).
2 Portland                                    Formerly, Auditor, Ernst & Young LLP
Square,                                       (August 1988 to April 1992).
Portland, ME
04101                                         Officer of various registered
                                              investment   companies  for  which
                                              Forum Financial  Group, LLC or its
                                              affiliates,    serves    as   fund
                                              accountant,  administrator  and/or
                                              distributor.

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Thomas G.             Secretary       since   Director of Business Development,         N/A                 N/A
Sheehan                               2002    Forum Financial Group, LLC (2001 to
7/15/54                                       Present).  Formerly Managing Director
2 Portland                                    and Counsel, Forum Financial Group,
Square                                        LLC from 1993 to 2001.
Portland, ME
04101                                         Officer  of   various   registered
                                              investment   companies  for  which
                                              Forum Financial  Group, LLC or its
                                              affiliates,    serves    as   fund
                                              accountant,  administrator  and/or
                                              distributor.

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Nathan V.             Assistant       since   Staff Attorney, Forum Financial           N/A                 N/A
Gemmiti               Secretary        2002   Group, LLC (July 2001 to Present).
8/6/70                                        Formerly, Associate, Pierce Atwood
2 Portland                                    (law firm) (August 1998 to July
Square,                                       2001).
Portland, ME
04101                                         Officer  of   various   registered
                                              investment   companies  for  which
                                              Forum Financial  Group, LLC or its
                                              affiliates,    serves    as   fund
                                              accountant,  administrator  and/or
                                              distributor.

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------


                                       13


----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

Dawn L. Taylor        Assistant       since   Tax Manager, Forum Financial Group,       N/A                 N/A
5/14/64               Treasurer        2002   LLC (October 1997 to Present).
2 Portland                                    Formerly , Senior Tax Accountant,
Square,                                       Purdy, Bingham & Burrell, LLC
Portland, ME                                  (January 1997 to October 1997);
04101                                         Senior Fund Accountant, Forum
                                              Financial   Group,  LLC  September
                                              1994 to October 1997).

                                              Officer  of   various   registered
                                              investment   companies  for  which
                                              Forum Financial  Group, LLC or its
                                              affiliates,    serves    as   fund
                                              accountant,  administrator  and/or
                                              distributor.

----------------- ------------------- ------- --------------------------------------- -------- -------------------------------

----------------------------------------------------------------------------------------------------------------------------


----------
* A Director who is an "interested person" as defined in the Investment Company Act.


     Directors and officers of the Fund are also directors and officers of some or all of the other investment companies advised by ISI or its affiliates. There are currently four funds in the ISI Family of Funds (the "Fund Complex"). With the exception of Mr. Stevens, each of the above named persons serves in the capacity noted above for each fund in the Fund Complex.

     Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, the Fund's administrator or its affiliates in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

                                           DIRECTOR OWNERSHIP IN THE FUND(S)
                                                                          AGGREGATE DOLLAR RANGE OF
                                                                          OWNERSHIP AS OF MAY 31, 2002
                                       DOLLAR RANGE OF BENEFICIAL         IN ALL FUNDS OVERSEEN BY
DIRECTOR                               OWNERSHIP IN THE FUND1             DIRECTOR IN THE FUND COMPLEX 2
----------------------------------------------------------------------------------------------------------------------------

------------------------------------- ----------------------------------- -----------------------------------
Independent Directors
------------------------------------- ----------------------------------- -----------------------------------
Joseph R. Hardiman                    None                                $10,001-$50,000
------------------------------------- ----------------------------------- -----------------------------------

W. Murray Jacques                     None                                None

------------------------------------- ----------------------------------- -----------------------------------
Louis E. Levy                         None                                $50,001-$100,000
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------
Interested Directors
------------------------------------- ----------------------------------- -----------------------------------
Edward S. Hyman                       None                                Over $100,000
------------------------------------- ----------------------------------- -----------------------------------

Carl W. Vogt                          None                                $10,001-$50,000

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the `1934 Act') include direct and or indirect ownership of securities where the director's economic interest is tied to the securities, employment ownership and securities when the director can exert voting power and when the director has authority to sell the securities.

2. The dollar ranges are: None, $1-$10,000,  $10,001-$50,000,  $50,001-$100,000,
over $100,000. The Fund Complex consists of the following: ISI Strategy Fund, Inc., North American Government Bond Fund, Inc., Managed Municipal Fund, Inc. and Total Return U.S. Treasury Fund, Inc.

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES


         As reported to the Fund, the information in the following table reflects ownership by the Independent Directors and their immediate family members of certain securities as of May 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s).


------------------------------- ---------------------- --------------- ----------- -------------- -------------
                                                                                   Value of       Percent of
                                                                                   Securities     Class on an
                                Owner and                                          on an          Aggregate
                                Relationship to                        Title of    Aggregate      Basis
Director                        Director               Company*        Class       Basis

------------------------------- ---------------------- --------------- ----------- -------------- -------------
Joseph R. Hardiman              N/A
------------------------------- ---------------------- --------------- ----------- -------------- -------------

W. Murray Jacques               N/A

------------------------------- ---------------------- --------------- ----------- -------------- -------------
Louis E. Levy                   N/A
------------------------------- ---------------------- --------------- ----------- -------------- -------------

------------------------------- ---------------------- --------------- ----------- -------------- -------------


         Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of the Advisors, the Distributor or the Fund's administrator may be considered to have received remuneration indirectly. As compensation for his services as Director, each Director who is not an "interested person" of the Fund (as defined in the Investment Company Act) (an "Independent Director") receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at Board and committee meetings) from each fund in the Fund Complex for which he serves. Payment of such fees and expenses is allocated among the funds described above in direct proportion to their relative net assets. For the fiscal year ended May 31, 2002, Independent Directors fees attributable to the assets of the Fund totaled $1,909.56.


           The following table shows aggregate compensation and retirement benefits payable to each of the Fund's Directors by the Fund and Fund Complex, respectively.

                               COMPENSATION TABLE

---------------------------------------- -------------------------------------- --------------------------------------

NAME OF PERSON, POSITION                 AGGREGATE COMPENSATION FROM THE FUND   TOTAL COMPENSATION FROM THE FUND AND
                                         PAYABLE TO DIRECTORS FOR THE FISCAL    FUND COMPLEX PAYABLE TO DIRECTORS
                                         YEAR ENDED MAY 31, 2002                FOR THE FISCAL YEAR ENDED MAY 31,
                                                                                2002

---------------------------------------- -------------------------------------- --------------------------------------
Edward S. Hyman, (1)                                      $0                                     $0
Chairman and Director
---------------------------------------- -------------------------------------- --------------------------------------

W. Murray Jacques,                                        $0                                     $0
Director (2)

---------------------------------------- -------------------------------------- --------------------------------------

Joseph R. Hardiman,                                     $636.52                 $12,000 for service on 4
Director                                                                        Boards in the Fund Complex

---------------------------------------- -------------------------------------- --------------------------------------

Louis E. Levy,                                          $636.52                 $12,000 for service on 4
Director                                                                        Boards in the Fund Complex

---------------------------------------- -------------------------------------- --------------------------------------

Carl W. Vogt, (1)                                       $636.52                 $12,000 for service on 4
Director                                                                        Boards in the Fund Complex

---------------------------------------- -------------------------------------- --------------------------------------

-----------------------------------

(1) Denotes an individual who is an "interested person" as defined in the Investment Company Act.
(2)  Elected to the Board June 25, 2002.

(1) Denotes an individual who is an "interested person" as defined in the Investment Company Act.

CODE OF ETHICS


         The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Code permits access persons to engage in personal trading provided that the access persons comply with the Code's provisions and reporting requirements. In addition, interested access persons are subject to the provisions of the Advisor's or Distributor's Codes of Ethics provided that each Code meets the requirements of Rule 17j-1 and has been approved by the Board of Directors.

         The Advisor, and the Distributor have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes permit access persons to trade securities that may be purchased or held by the Fund for their own accounts, subject to compliance with reporting requirements. In addition, these Codes also provide for trading "blackout periods" that prohibit trading by access persons within periods of trading by the Fund in the same security, subject to certain exceptions. These Codes prohibit short-term trading profits and personal investment in initial public offerings. These Codes require prior approval with respect to purchases of securities in private placements.

         The Sub-Advisor, has also adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Code permits access persons to trade securities that may be purchased or held by the Fund for their own accounts, subject to compliance with reporting requirements. The Code also provides for preclearance of personal trades and imposes trading "blackout periods", subject to certain exceptions. The Code prohibits personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.


         The Codes of Ethics are on public file with, and are available from, the SEC.

INVESTMENT ADVISORY AND OTHER SERVICES


     The Board of Directors of the Fund, including a majority of the Independent Directors, have approved an Investment Advisory Agreement between the Fund and ISI and a Sub-Advisory Agreement among the Fund, ISI and LA Capital, both of these contracts are described in greater detail below.

     ISI is a registered investment advisor that was formed in January 1991. ISI employs Messrs. Edward S. Hyman, the Fund's Chairman, and R. Alan Medaugh, the Fund's President. ISI is also investment advisor to Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond
Fund, Inc., open-end management investment companies with net assets of approximately $608.9 million as of August 31, 2002.

     LA Capital, a California corporation, is a registered investment advisor with assets under management as of August 31, 2002, of approximately $2.2 billion across twenty-two equity portfolios.

     Under the Investment Advisory Agreement, ISI: (1) formulates and implements continuing programs for the purchase and sales of securities, (2) determines what securities (and in what proportion) shall be represented in the Fund's portfolio (3) provides the Fund's Board of Directors with regular financial reports and analysis with respect to the Fund's portfolio investments and operations, and the operations of comparable investment companies, (4) obtains and evaluates economic, statistical, and financial information pertinent to the Fund, and (5) takes on behalf of the Fund, all actions which appear to the Advisor necessary to carry into effect its purchase and sale programs. ISI has delegated these responsibilities to LA Capital relating to the equity portion of the Fund's portfolio, provided that ISI continues to supervise the performance of LA Capital and report thereon to the Fund's Board of Directors. Any investment program undertaken by ISI or LA Capital will at all times be subject to the policies and control of the Fund's Board of Directors. Neither ISI or LA Capital shall be liable to the Fund or its shareholders for any act or omission by ISI or LA Capital or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ISI and LA Capital to the Fund are not exclusive and both ISI and LA Capital are free to render similar services to others.

     As compensation for these services, ISI is entitled to receive an annual fee from the Fund calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's daily net asset value. As compensation for its services, LA Capital is entitled to receive a fee from ISI, payable out of ISI's advisory fee, calculated daily and payable monthly, at the annual rate of 0.16% of the Fund's average daily net assets. ISI has contractually agreed to waive its annual fee and reimburse expenses to the extent necessary, so that the Fund's total operating expenses do not exceed
1.30% of its average daily net assets. ISI's compensation under the Investment Advisory Agreement for the three most recent fiscal years ended May 31, 2002, May 31, 2001, and May 31, 2000 was $44,923 (net of fee waivers of $59,554),
$6,731 (net of fee waivers of $121,962), and $31,928 (net of fee waivers of $114,488) respectively.


     Each of the Investment Advisory and the Sub-Advisory Agreements had an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, with such independent directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined in the section entitled "Capital Shares").


     In approving the continuation of the Investment Advisory Agreement with respect to the Fund, the Board, including the Disinterested Directors, carefully considered (1) the nature and quality of services to be provided to the Fund;
(2) ISI's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Most recently, the Investment Advisory Agreement was approved by the Board of Directors for another year beginning September 28, 2002.

     The Fund or ISI may terminate the Investment Advisory Agreement on 60 days written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the Investment Company
Act). The Sub-Advisory Agreement has similar termination provisions.


ADMINISTRATION

     Forum Administrative Services, LLC ("FAdS") is the administrator of the Fund. As administrator, pursuant to an agreement with the Fund, FAdS is responsible for the supervision of the overall management of the Fund, providing the Fund with general office facilities and providing persons satisfactory to the Board to serve as officers of the Fund.


     For its services, FAdS receives an annual fee from the Fund equal to 0.05% of the average daily net assets of the Fund up to $750 million in assets, and 0.03% of the average daily net assets of the Fund in excess of $750 million,. FAdS receives a minimum fee of $200 per month. The fees are accrued daily by the Fund and are paid monthly for services performed under the agreement during the prior calendar month. For the period May 24, 2002 to May 31, 2002, FAsS received $528 for its services.


     FAdS's agreement is terminable without penalty by the Board or by FAdS on 60 days' written notice. Under the agreement, FAdS is not liable for any act or omission in the performance of its duties to the Fund. The agreement does not protect FAdS from any liability by reason of bad faith, gross negligence or willful misconduct in the performance of its obligations and duties under the agreement.


     Prior to May 24, 2002, Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland 21202, provided administration services to the Fund. As compensation for its administration services, ICCC was entitled to receive an annual fee calculated according to the following schedule based on the combined assets of the ISI Funds:


                     ASSETS                    FEE
$0 -                    $   75,000,000       0.20%
$ 75,000,001     -      $ 150,000,000        0.15%
$150,000,001     -      $ 225,000,000        0.10%
$225,000,001     -      $ 500,000,000        0.05%
over   $ 500,000,000                         0.03%

         ICCC's compensation under the Agreement for the three most recent fiscal years ended May 31, 2002, May 31, 2001 and May 31, 2000 was $23,277, $31,138 and $36,388 (net of fee waivers of $16,586), respectively.



DISTRIBUTION OF FUND SHARES

         International Strategy & Investment Group Inc. ("ISI Group" or the "Distributor") serves as the exclusive distributor of the Fund's Shares pursuant to a Distribution Agreement (the "Distribution Agreement"). ISI Group, a Delaware corporation, is a broker-dealer that was formed in 1991 and is an affiliate of the Advisor.

         The Distribution Agreement provides that ISI Group has the exclusive right to distribute the Shares either directly or through other broker-dealers and further provides that ISI Group will: solicit and receive orders for the purchase of Shares; accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible; receive requests for redemption and transmit such redemption requests to the Fund's transfer agent as promptly as possible; respond to inquiries from the Fund's shareholders concerning the status of their accounts with the Fund, provide the Fund's Board of Directors for their review with quarterly reports required by Rule 12b-1; maintain such accounts, books and records as may be required by law or be deemed appropriate by the Fund's Board of Directors; and take all actions deemed necessary to carry into effect the distribution of the Shares. ISI Group has not undertaken to sell any specific number of Shares. The Distribution Agreement further provides that, in connection with the distribution of Shares, ISI Group will be responsible for all of its promotional expenses. The services by ISI Group to the Fund are not exclusive, and ISI Group shall not be liable to the Fund or its shareholders for any act or omission by ISI Group or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


         As compensation for providing distribution and related administrative services for the ISI Shares as described above, the Fund will pay ISI Group , on a monthly basis, an annual fee, equal to 0.25% of the Fund's average daily net assets. ISI Group expects to allocate on a proportional basis up to all of its fees to broker-dealers who enter into Agency Distribution Agreements with ISI Group ("Participating Dealers") under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund. As compensation for providing distribution and shareholder services for the last three fiscal years ended May 31, 2002, May 31, 2001, and May 31, 2000, ISI Group received $65,299, $80,433, and $91,510, respectively.


         Pursuant to Rule 12b-1 under the Investment Company Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for the ISI Shares (the "ISI Plan"). Under the ISI Plan, the Fund pays a fee to ISI Group for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and ISI Group is authorized to make payments out of its fees to Participating Dealers.

         The Distribution Agreement has an initial term of two years. The Distribution Agreement and the ISI Plan will remain in effect from year to year as specifically approved (a) at least annually by the Fund's Board of Directors and (b) by the affirmative vote of a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose.

         In approving the ISI Plan, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the ISI Plan would benefit the Fund and its shareholders. The ISI Plan will be renewed only if the Directors make a similar determination in each subsequent year. The ISI Plan may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the Fund's shareholders. The ISI Plan may be terminated at any time, and the Distribution Agreement may be terminated at any time upon 60 days' notice, without penalty, by a vote of a majority of the Fund's Independent Directors or by a vote of a majority of the outstanding Shares. Any Agency Distribution Agreement may be terminated in the same manner at any time. The Distribution Agreement and any Agency Distribution Agreement shall automatically terminate in the event of assignment.

         During the continuance of the ISI Plan, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the ISI Plan to ISI Group pursuant to the Distribution Agreement, to Participating Dealers pursuant to Agency Distribution Agreements and to Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the ISI Plan, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.

         In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which ISI Group will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may impose separate fees in connection with these services and investors should review the applicable Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule.

         Under the ISI Plan, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to the Distributor, with respect to shares held by or on behalf of customers of such entities. Payments under the ISI Plan are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the ISI Shares is less than 0.25% of the ISI Shares' average daily net assets for any period, the unexpended portion of the distribution fee may be retained by the Distributor. The ISI Plan does not provide for any charges to the Fund for excess amounts expended by the Distributor and, if the ISI Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the distributor pursuant to the ISI Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates. In return for payments received pursuant to the ISI Plan, ISI will pay the distribution-related expenses of the ISI Class including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.


         For the last three fiscal years ended May 31, 2002, May 31, 2001and May 31, 2000, ISI Group was paid commissions of $45,000, $5,596, and $53,343 , respectively.


         Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory, administration and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions, if any, chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and corporate fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses of the Fund and supplements thereto to the shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Independent Directors and Independent members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel or independent auditors, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by the Advisors, the Distributor or the Fund's administrator.

BROKERAGE


         ISI and LA Capital, subject to the supervision of ISI, are each responsible for decisions to buy and sell securities for a portion of the Fund's portfolio, for broker-dealer selection and for negotiation of commission rates.

         Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between the Advisors and the broker-dealers. The Advisors may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, ISI Group.

         In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with ISI Group in any transaction in which ISI Group acts as a principal.


         The Advisors' primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, the Advisors may, in their discretion, effect agency transactions with broker-dealers that furnish statistical, research or other information or services which are deemed by the Advisors to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to the Advisors with clients other than the Fund. Similarly, any research services received by the Advisors through placement of portfolio transactions of other clients may be of value to the Advisors in fulfilling their obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to the Advisors by a broker-dealer. The Advisors are of the opinion that because the material must be analyzed and reviewed by their staffs, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Advisors' research and analysis. Therefore, it may tend to benefit the Fund by improving the Advisors' investment advice. In over-the-counter transactions, the Advisors will not pay any commission or other remuneration for research services. The Advisors' policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in the Advisors' opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, the Advisors are also authorized to pay broker-dealers higher commissions on brokerage transactions for the Fund in order to secure research and investment services described above. However, LA Capital has no current intention to do so. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis.


         Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions through ISI Group. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the Investment Company Act which requires that the commissions paid ISI Group must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires the Advisors to furnish reports and to maintain records in connection with such reviews. The Distribution Agreement does not provide for any reduction in the distribution fee to be received by ISI Group from the Fund as a result of profits from brokerage commissions on transactions of the Fund effected through ISI Group. The Advisors manage other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the Advisors. The Advisors may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


         The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Fund has acquired during its most recent fiscal year. As of May 31, 2002 the Fund acquired aggregate holdings of Morgan Stanley Dean Witter valued at $95,466.

CAPITAL SHARES

         Under the Fund's Articles of Incorporation, the Fund may issue Shares of its capital stock with a par value of $.001 per Share. The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time without shareholder approval. The Fund currently has one Series and one class of shares: ISI Strategy Fund Shares. All Shares of the Fund regardless of class have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class will vote separately. Any such series will be a separately managed portfolio and shareholders of each series or class will have an undivided interest in the net assets of that series. For tax purposes, the series will be treated as separate entities. Generally, each class of Shares issued by a particular series will be identical to every other class and expenses of the Fund (other than 12b-1 fees and any applicable service fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

         Shareholders of the Fund do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

         The Fund's By-laws provide that any director of the Fund may be removed by the shareholders by a vote of a majority of the votes entitled to be cast for the election of Directors. A meeting to consider the removal of any Director or Directors of the Fund will be called by the Secretary of the Fund upon the written request of the holders of at least one-tenth of the outstanding Shares of the Fund entitled to vote at such meeting.

         There are no preemptive, conversion or exchange rights applicable to any of the Shares. The Fund's issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of Shares if there is more than one series) after all debts and expenses have been paid.

         As used in this Statement of Additional Information, the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

           The Fund furnishes shareholders with semi-annual reports and annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES


         Pursuant to an agreement with the Fund, Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. These services include calculating the net asset value ("NAV") per share of the Fund and preparing the Fund's financial statements and tax returns.

         For its services, FAcS receives a fee from the Fund of $4,167 per month, plus .0025% of the Fund's daily net assets. For the period May 24, 2002 through May 31, 2002, FAcS received $555 for its services.


         The fees are paid monthly for services performed during the following calendar month.


         FAcS's agreement is terminable without penalty by the Board or by FAcS on 60 days' written notice. Under the agreement, FAcS is only liable for willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

     Prior to May 24, 2002, ICCC also provided accounting services to the Fund. As compensation for these services, ICCC was entitled to receive an annual fee, calculated daily and paid monthly, as shown below.

         AVERAGE DAILY NET ASSETS              INCREMENTAL ANNUAL ACCOUNTING FEE
$0 -    -    $     10,000,000                                $13,000 (fixed fee)
$10,000,001     -      $  20,000,000                             .100%
$20,000,001     -      $  30,000,000                             .080%
$30,000,001     -      $  40,000,000                             .060%
$40,000,001     -      $  50,000,000                             .050%
$50,000,001     -      $  60,000,000                             .040%
$60,000,001     -      $  70,000,000                             .030%
$70,000,001  -         $ 100,000,000                             .020%
$100,000,001  -        $ 500,000,000                             .015%
$500,000,001   -      $1,000,000,000                             .005%
over $1,000,000,000                                              .001%

         For such services for the three most recent fiscal years ended May 31, 2002, May 31, 2001and May 31, 2000, ICCC received a fee of $27,727, $32,125 and
$35,001, respectively.

         In addition, the Fund reimbursed ICCC for certain out-of-pocket expenses incurred in connection with ICCC's provision of accounting services.

         Forum Shareholder Services, LLC (the "Transfer Agent") is the transfer agent to the Fund. As transfer agent and distribution paying agent, pursuant to an agreement with the Fund, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101.For its services, the Transfer Agent receives a fee from the Fund equal to $1,000 per year, plus certain shareholder account and Internet related fees.
Such fees shall be paid monthly for services performed during the prior calendar month.


         The Transfer Agent's agreement is terminable without penalty by the Board or by the Transfer Agent on 60 days' written notice. Under the agreement, the Transfer Agent is liable only for loss or damage due to errors caused by bad faith, gross negligence or willful misconduct in the performance of its obligations and duties under the agreement.

     Prior to May 24, 2002, ICCC, One South Street, Baltimore, Maryland 21202 (telephone: (800) 882-8585) was the Fund's transfer and dividend disbursing agent. As compensation for these services, ICCC received up to $16.65 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith.


     The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675 ("Northern Trust") is the Fund's custodian. As custodian, pursuant to an agreement with the Fund, Northern Trust safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments.

     For its services, Northern Trust receives a custody fee that is structured in three components. It receives an annual account based fee of $2,500. It receives a variable fee on the market value of assets based upon the country of investment. For investments made in the United States, it receives 0.35 basis points.

     In addition, Northern Trust receives a variable fee per transaction, as shown below.

       Tier 1                                                       $  9 per
       Tier 2                                                       $ 35 per
       Tier 3                                                       $ 65 per
       Tier 4                                                       $ 95 per
       Tier 5                                                       $150 per
       Principal Paydowns                                           $  4 per
       Third-party payments/fixed deposits outside Northern Trust   $ 50 per
       Wire Transfers and Mark to Markets                           $ 10 per

     Prior to May 24, 2002, Bankers Trust Company, c/o BTNY Services, Inc., 100 Plaza One, Jersey City, New Jersey 07311 ("Bankers Trust") was the Fund's custodian. Bankers Trust received such compensation from the Fund for its services as custodian as were agreed to from time to time by Bankers Trust and the Fund. For the fiscal year ended May 31, 2001, Bankers Trust was paid $1,216 as compensation for providing custody services.

INDEPENDENT AUDITORS


         The annual financial statements of the Fund are audited by the Fund's independent auditors. The independent auditors for the Fund are Ernst & Young LLP, located at Two Commerce Square, Philadelphia, PA 19103.


LEGAL MATTERS

         Kramer Levin Naftalis & Frankel LLP serves as counsel to the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         To Fund management's knowledge, as of September 5, 2002, the following persons owned beneficially or of record 5% or more of the Fund's outstanding shares:

         Edward S. Hyman, Jr.               10.89%
         c/o ISI Funds
         535 Madison Avenue 30th Floor

         New York, NY 10022-8101


         As of September 5, 2002, to Fund management's knowledge, Directors and officers as a group owned % of the Fund's total outstanding Shares of the ISI Shares class.


PERFORMANCE COMPUTATIONS

         For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will be stated in terms of total return.


TOTAL RETURN CALCULATION (BEFORE TAXES)

         The total return before taxes quotations, under the rules of the SEC, must be calculated according to the following formula:

         P (1 + T)n = ERV

         Where:   P        = a hypothetical initial payment of $1,000

                  T        = average annual total return

                  n        = number of years (1-, 5- or 10-)

                  ERV = ending redeemable value at the end of the 1-, 5- or 10- year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

         The calculation for average annual total returns before taxes is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date,
(2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5- and 10-year periods or a shorter period dating from the effectiveness of the Fund's registration statement.

     Calculated according to SEC rules, the total return, which includes the maximum sales load, for the periods ended May 31, 2002, were as follows:

--------------------------------------------------------------------------------
                             ONE YEAR                SINCE INCEPTION ON
                           PERIOD ENDED          SEPTEMBER 16, 1997 THROUGH
                           MAY 31, 2002                 MAY 31, 2002
TOTAL RETURNS                 -9.18%                        3.18%





--------------------------------------------------------------------------------

     The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.

     For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges. The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertising containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         Average annual total return after taxes on distributions is calculated using a formula prescribed by the SEC. A Fund computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.

         Average annual total return after taxes on distributions is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

         Where:
                  P  =      hypothetical initial payment of $1,000;
                  T  =      average annual total return (after taxes on distributions);

                  n  =      period covered by the computation, expressed in years.
                  ATV[D] =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-
                            or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

         The calculation for average annual total returns after taxes on distributions is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable "ATV[D]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. For this calculation, the Fund assumes that the redemption has no tax consequences.

         The Fund calculates the taxes due on any  distributions by applying the applicable tax rates (as described below) to each component of the distributions on the  reinvestment  date (e.g.,  ordinary  income,  short-term  capital  gain,
long-term   capital  gain).  The  taxable  amount  and  tax  character  of  each distribution will be as specified by the Fund on the dividend  declaration date, unless  adjusted to reflect  subsequent  recharacterizations  of  distributions.
Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits,  such as the foreign tax credit,  are taken into account in  accordance with federal tax law.

         The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date.
The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities
(e.g., state and local taxes); the effect of phase-outs of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

     Calculated according to SEC rules, the total return, which includes the maximum sales load, for the periods ended May 31, 2002, were as follows:


                                     ONE YEAR             SINCE INCEPTION ON
                                   PERIOD ENDED       SEPTEMBER 16, 1997 THROUGH
                                   MAY 31, 2002              MAY 31, 2002

TOTAL RETURN AFTER TAXES ON           -9.61%                     1.95%
DISTRIBUTIONS


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)

         The Fund, when advertising average annual total return after taxes on distributions and sale of Fund shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.


                                       25


         Average annual total return, after taxes on distributions and sale of Fund shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

         Where:

                  P  =       hypothetical initial payment of $1,000;
                  T  =       average annual total return (after taxes on distributions and sale of
                             Fund shares);
                  n  =       period covered by the computation, expressed in years.
                  ATV[DR] =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-
                             or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.

         The calculation for average annual total returns after taxes on distributions and sale of Fund shares is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.

         The Fund calculates the taxes due on any distributions as described above under `Average Annual Total Returns (After Taxes on Distributions).'

         The ending redeemable value (variable "ATV[DR]" in the formula) is determined by assuming complete redemption of the hypothetical investment, by deducting all nonrecurring and capital gains taxes resulting from the redemption and by adding any tax benefit, in each case at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

         The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

     Calculated according to SEC rules, the total return, which includes the maximum sales load, for the periods ended May 31, 2002, were as follows:


                                               ONE YEAR                SINCE INCEPTION ON
                                             PERIOD ENDED          SEPTEMBER 16, 1997 THROUGH
                                             MAY 31, 2002                 MAY 31, 2002


                                       26


TOTAL RETURN AFTER TAXES ON                     -5.65%                        2.09%
DISTRIBUTIONS AND SALE OF FUND
SHARES

TURNOVER RATE

          The Fund's annual portfolio turnover rate may vary from year to year, as well as within a year, depending on market conditions. For the fiscal year ended May 31, 2002, the Fund's portfolio turnover rate was 72%.



FINANCIAL STATEMENTS


         The financial statements for the Fund for the year ended May 31, 2002, are incorporated herein by reference to the Fund's Annual Report dated May 31, 2002.

                                     PART C.
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Articles of Incorporation, incorporated by reference to Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

(a)(2) Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit 1(b) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.


(b) By-Laws, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR on September 30,1999.


(c) Instruments Defining Rights of Securities Holders, incorporated by reference to Exhibit 1 (Articles of Incorporation, Articles of Amendment) and Exhibit 2 (By-Laws) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001534) on August 15, 1997.

(d)(1) Investment Advisory Agreement between Registrant and International Strategy & Investment Inc., incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.


(d)(2) Sub-Advisory Agreement among Registrant, International Strategy & Investment Inc. and LA Capital Incorporated (Exhibit filed herewith).

(d)(3)    Expense limitation agreement (Exhibit filed herewith).


(e)(1) Distribution Agreement between Registrant and International Strategy & Investment Group Inc. with respect to the ISI Shares Class, incorporated by reference to Exhibit 6(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

(e)(2) Form of Distribution Agreement between Registrant and International Strategy & Investment Group Inc. with respect to the Institutional Shares Class, incorporated by reference to Exhibit 6(b) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

(e)(3) Form of Agency Distribution Agreement between International Strategy & Investment Group Inc. and Participating Broker-Dealers, incorporated by reference to Exhibit 6(c) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

(e)(4) Form of Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents incorporated by reference to Exhibit 6(d) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.


(f)       None.

(g) Custodian Agreement dated August 11, 1997 between Registrant and Bankers Trust Company (Exhibit filed herewith).

(h)(1) Administration Agreement between Registrant and Forum Administration Services, LLC (Exhibit filed herewith).

(h)(2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC (Exhibit filed herewith).

(h)(3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC (Exhibit filed herewith).

(i)(1) Opinion of Counsel incorporated by reference to Exhibit 3 of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-99-001816) on September 30, 1999.

(i)(2)    Consent of Counsel (Exhibit filed herewith).

(j)(1)    Consent of Ernst & Young LLP (Exhibit filed herewith).

(k)       None.


(l) Subscription Agreement re: initial $100,000 capital incorporated by reference to Exhibit 13 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

(m) Distribution Plan with respect to the ISI Shares Class incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.


(n)       Not Applicable.


(o) Rule 18f-3 Plan incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.


(p) LA Capital Incorporated Consolidated Code of Ethics (Exhibit filed herewith).

(q)(1) ISI Funds Consolidated Code of Ethics (Exhibit incorporated by reference as filed as Exhibit (q)(1) in post-effective amendment No. 5 via EDGAR on September 27, 2001, accession number 0000950116-01-500872).

(q)(2) International Strategy & Investment, Inc. Consolidated Code of Ethics (Exhibit incorporated by reference as filed as Exhibit (q)(1) in post-effective amendment No. 5 via EDGAR on September 27, 2001, accession number 0000950116-01-500872).


(q)(3) International Strategy & Investment Group, Inc. Consolidated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (Registration No. 33-31127), filed with the Securities and Exchange Commission via EDGAR on September 28, 2000.


Other Exhibits:

          Powers of Attorney (Exhibit filed herewith).



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.

ITEM 25. INDEMNIFICATION

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

Sections  1,  2,  3  and  4  of  Article  VIII  of   Registrant's   Articles  of
Incorporation, included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:


SECTION 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

SECTION 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation law.

SECTION 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

SECTION 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.


Sections 1, 2, 3, 4 and 5 of Article XIII of Registrant's By-Laws, included as Exhibit (b) to this Registration Statement and incorporated herein by reference, provide as follows:


SECTION 1. INDEMNIFICATION. The Corporation shall indemnify its Directors to the fullest extent that indemnification of Directors is permitted by the Maryland
General Corporation Law. The Corporation shall indemnify its officers to the same extent as its Directors and to such further extent as is consistent with law. The Corporation shall indemnify its Directors and officers who while serving as Directors or officers also serve at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. This Article XIII shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

SECTION 2. ADVANCES. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article XIII shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 (the "1933 Act") and the 1940 Act, as such statutes are now or hereafter in force.

SECTION 3. PROCEDURE. On the request of any current or former Director or officer requesting indemnification or an advance under this Article XIII, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article XIII have been met.

SECTION 4. OTHER RIGHTS. The indemnification provided by this Article XIII shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 5. MARYLAND LAW. References to the Maryland General Corporation Law in this Article XIII are to such law as from time to time amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor and each director, officer or partner of the advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

During the past two fiscal years: Edward S. Hyman, Jr., Chairman of the Investment Advisor, served as Chairman, Chief Executive Officer and a Director of International Strategy & Investment Group Inc., the distributor for the Fund Shares; R. Alan Medaugh, President of the Investment Advisor, served as a Director of International Strategy & Investment Group Inc.; Nancy Lazar, Executive Vice President and Secretary of the Investment Advisor, served as Executive Vice President and a Director of International Strategy & Investment Group, Inc.; and Steve Killorin, Chief Financial Officer of the Investment Advisor served as Chief Financial Officer of International Strategy & Investment Group Inc.

Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-advisor, and each director, officer or partner of the sub-advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner, or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

During the last two fiscal years, no director or officer of Wilshire Associates Incorporated, the Registrant's investment sub-advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Fund's securities also acts as principal underwriter, depositor or investment advisor.

International Strategy & Investment Group Inc. acts as distributor for ISI Total Return U.S. Treasury Fund Shares (a class of Total Return U.S. Treasury Fund, Inc.), ISI Managed Municipal Fund Shares (a class of Managed Municipal Fund, Inc.) and ISI North American Government Bond Fund Shares (a class of North American Government Bond Fund, Inc.).

(b) Provide the information required by the following table for each director, officer or partner of each principal underwriter named in response to Item 20.


Name and Principal Business Address*             Position with Underwriter            Position with Registrant
............................................. ................................... ...................................
Edward S. Hyman                              Chairman, Chief Executive Officer   Chairman and Director
                                             and Director

............................................. ................................... ...................................

R. Alan Medaugh                              Director                            President

............................................. ................................... ...................................

Nancy Lazar                                  Executive Vice President and        None
                                             Director

............................................. ................................... ...................................

Steve Killorin                               Vice President and                  None
                                             Chief Financial Officer

............................................. ................................... ...................................

*535 Madison Avenue, 30th Floor New York, New York 10022


(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.


International Strategy & Investment Inc., 535 Madison Avenue, 30th Floor, New York, New York 10022, maintains physical possession of each such account, book or other document of the Fund, except for those maintained by the Registrant's custodian, The Northern Trust Company, 50 LaSalle Street, Chicago, IL 60675, or by the Registrant's administrator, transfer agent, dividend disbursing agent and accounting services provider, all affiliates of Forum Financial Group, LLC, Two Portland Square, Portland, ME 04101.

In particular, with respect to the records required by Rule 31a-1(b)(1), ISI maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and Northern Trust Company maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by the custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.


ITEM 29. MANAGEMENT SERVICES

Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B disclosing the parties to the contract and the total amount paid and by whom, for the Fund's last three fiscal years.

See Exhibits (g) and (h).

ITEM 30. UNDERTAKINGS

In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Fund intends to raise its initial capital under section 14(a)(3)[15U.S.C.80a-14(a)(3)].

Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 27th day of September, 2001.

                                        ISI STRATEGY FUND, INC.


                                        By:  */S/ EDWARD J. VEILLEUX
                                              ----------------------
                                              R. Alan Medaugh, President

Pursuant to the requirements of the Securities Act of 1933, as amended this registration statement has been signed below by the following persons in the capacities on September 30, 2002

*/S/ EDWARD J. VEILLEUX             SEPTEMBER 30, 2002
-----------------------             ------------------
Edward S. Hyman                     Date
Chairman and Director

*/S/ EDWARD J. VEILLEUX             SEPTEMBER 30, 2002
-----------------------             ------------------
Joseph R. Hardiman                  Date
Director

*/S/ EDWARD J. VEILLEUX             SEPTEMBER 30, 2002
-----------------------             ------------------
Louis E. Levy                       Date
Director

*/S/ EDWARD J. VEILLEUX             SEPTEMBER 30, 2002
-----------------------             ------------------
W. Murray Jacques                   Date
Director

*/S/ EDWARD J. VEILLEUX             SEPTEMBER 30, 2002
-----------------------             ------------------
Carl W. Vogt, Esq.                  Date
Director

*/S/ EDWARD J. VEILLEUX             SEPTEMBER 30, 2002
-----------------------             ------------------
R. Alan Medaugh                     Date
President

*/S/ STACEY E. HONG                 SEPTEMBER 30, 2002
-------------------                 ------------------
Stacey E. Hong                      Date
Treasurer

By: /S/ EDWARD J. VEILLEUX
Edward J. Veilleux
Attorney-In-Fact*


* By Power of Attorney

RESOLVED, that Edward J.  Veilleux,  Stacey E. Hong,  Dawn L. Taylor,  Thomas G.
     Sheehan and Nathan V. Gemmiti are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of TOTAL RETURN U.S. TREASURY FUND, INC., MANAGED MUNICIPAL FUND, INC., NORTH AMERICAN GOVERNMENT BOND FUND, INC. and ISI STRATEGY FUND, INC. on behalf of each Fund's President pursuant to a properly executed power of attorney.

RESOLVED, that Edward J.  Veilleux,  Stacey E. Hong,  Dawn L. Taylor,  Thomas G.
     Sheehan and Nathan V. Gemmiti are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of TOTAL RETURN U.S. TREASURY FUND, INC., MANAGED MUNICIPAL FUND, INC., NORTH AMERICAN GOVERNMENT BOND FUND, INC. and ISI STRATEGY FUND INC. on behalf of each Fund's Chief Financial Officer pursuant to a properly executed power of attorney.

                                INDEX TO EXHIBITS

(d)(2) Sub-Advisory Agreement among Registrant, International Strategy & Investment Inc. and LA Capital

(d)(3)    Expense limitation Agreement

(g)       Custodian Agreement between Registrant and Bankers Trust Company

(h)(1) Administration Agreement between Registrant and Investment Company Capital Corp.

(h)(2) Transfer Agency Agreement between Registrant and Investment Company Capital Corp.

(h)(3) Fund Accounting Agreement between Registrant and Investment Company Capital Corp.

(i)(2)    Consent of Counsel

(i)       Consent of Ernst & Young

(p)       LA Capital Management Code of Ethics

Other Exhibits - Powers of Attorney